Financial Income, Net - Additional Information (Details) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Increase in Financial income (Cost)	€ 934
Net losses from fair valuation of equity investments	1,049
Interest income generating investments	276
Interest expenses on financial debt	197
Qualtrics Disposal [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest expenses from derivatives	€ 170